Long-Term Debt - Additional Information (Details)							1 Months Ended		3 Months Ended					6 Months Ended				12 Months Ended					17 Months Ended	20 Months Ended	24 Months Ended
	May 04, 2016 USD ($)	Apr. 28, 2016 USD ($)	Nov. 05, 2015 USD ($)	Apr. 28, 2014 USD ($)	Apr. 15, 2014	May 09, 2013 USD ($)	Jul. 30, 2016 USD ($)	Jan. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)		Mar. 31, 2015 USD ($)		Jun. 30, 2016 USD ($)		Jun. 30, 2015 USD ($)		Dec. 31, 2015 USD ($) note		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($) [4]	Mar. 31, 2016 USD ($) note	Jun. 30, 2016 USD ($) note	Dec. 31, 2015 USD ($)	Aug. 21, 2012 USD ($)
Line of Credit Facility [Line Items]
Repayments of Long-term Debt										$ 1,758,000	[1]	$ 13,000,000	[1]	$ 55,434,000	[2]	$ 13,500,000	[2]	$ 14,928,000	[3]	$ 139,750,000	[3],[4]	$ 33,250,000
Gross proceeds from units Issued in primary public offering	$ 40,000,000								$ 101,186,000					101,186,000	[2]	0	[2]	0	[3]	170,693,000	[3],[4]	$ 0
Partnership debt									195,157,000	248,558,000				195,157,000				250,041,000					$ 248,558,000	$ 195,157,000	$ 250,041,000
Letter of credit commitments									7,587,000	7,653,000				7,587,000									7,653,000	7,587,000
Cash consideration paid to acquire land																							5,000,000	5,000,000	5,000,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Repayments of Long-term Debt														52,500,000
Partnership debt									0	52,500,000				0				$ 52,500,000		0			52,500,000	0	52,500,000
Revolving Credit Facility | $150M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 150,000,000
Maturity date				Apr. 28, 2019
Revolving Credit Facility | $100M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity			$ 100,000,000
Distributions of quarterly distributable cash flow limited to			50.00%															50.00%
Restrictive covenant, maximum capital expenditures			$ 28,000,000															$ 28,000,000							28,000,000
Undrawn borrowing capacity										39,847,000								39,847,000					39,847,000		39,847,000
Partnership debt																		52,500,000							52,500,000
Letter of credit commitments																		7,653,000							7,653,000
Revolving Credit Facility | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity		$ 75,000,000
Distributions of quarterly distributable cash flow limited to		50.00%
Restrictive covenant, maximum capital expenditures		$ 28,000,000
Required equity funding to prevent debt default		$ 25,000,000
Timing of required equity offering to prevent debt default		45 days
Undrawn borrowing capacity									67,413,000					67,413,000										67,413,000
Revolving Credit Facility | Eurodollar | $100M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility			4.50%
Revolving Credit Facility | Eurodollar | $75M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility		4.50%
Letter of Credit | $150M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				$ 25,000,000
Swing line loan | $150M Revolving Credit Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				10,000,000
Term Loan Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				200,000,000
Term Loan Credit Facility | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity				200,000,000
Line of credit facility, increase in commitment amount				$ 100,000,000
Maturity date				Apr. 28, 2021
Partnership debt									190,166,000	190,391,000				190,166,000				194,971,000		196,688,000			190,391,000	190,166,000	194,971,000
Carrying value of senior secured term loan									195,500,000	196,000,000				195,500,000				196,500,000					196,000,000	195,500,000	196,500,000
Debt instrument, discount									1,388,000	1,459,000				1,388,000				1,529,000					1,459,000	1,388,000	1,529,000
Unamortized debt issuance costs									$ 3,946,000	$ 4,150,000				$ 3,946,000				$ 4,354,000					$ 4,150,000	$ 3,946,000	$ 4,354,000
Interest rate under Term Loan Credit Facility									4.75%	4.75%				4.75%				4.75%					4.75%	4.75%	4.75%
Term Loan Credit Facility | Base Rate | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				2.75%
Term Loan Credit Facility | LIBOR Rate | $200M Term Loan Credit Facility | Minimum
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				1.00%
Term Loan Credit Facility | Eurodollar | $200M Term Loan Credit Facility
Line of Credit Facility [Line Items]
Interest rate basis points of credit facility				3.75%
Hi Crush Partners LP Credit Facility
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity																										$ 100,000,000
Prior Credit Facility payment date					Apr. 15, 2014
Hi Crush Partners LP Credit Facility | Second Amendment Agreement
Line of Credit Facility [Line Items]
Line of credit facility, maximum borrowing capacity						$ 200,000,000
Line of credit facility, increase in commitment amount						$ 100,000,000
Other notes payable
Line of Credit Facility [Line Items]
Partnership debt									$ 4,991,000	$ 5,667,000				$ 4,991,000				$ 6,924,000		3,676,000			$ 5,667,000	$ 4,991,000	$ 6,924,000
Number of promissory notes | note																		2					2	2
Prepayments made by Partnership on promissory notes									676,000	1,258,000		$ 0		1,934,000		$ 0
Other notes payable | Promissory Note Due in October 2017
Line of Credit Facility [Line Items]
Partnership debt									$ 3,676,000	$ 3,676,000				$ 3,676,000				$ 3,676,000					$ 3,676,000	$ 3,676,000	$ 3,676,000
Term of debt instrument																		3 years					3 years	3 years
Effective interest rate									0.70%	0.75%				0.70%				0.56%					0.75%	0.70%	0.56%
Prepayments made by Partnership on promissory notes								$ 1,258,000										$ 428,000		$ 0
Other notes payable | Promissory Note Due in December 2018
Line of Credit Facility [Line Items]
Partnership debt									$ 3,676,000	$ 3,676,000				$ 3,676,000				$ 3,676,000					$ 3,676,000	$ 3,676,000	$ 3,676,000
Term of debt instrument										3 years								3 years						3 years
Effective interest rate									0.70%	0.75%				0.70%				0.56%					0.75%	0.70%	0.56%
Subsequent Event | Other notes payable
Line of Credit Facility [Line Items]
Prepayments made by Partnership on promissory notes							$ 917,000

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[4]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.